Supplement to the
Fidelity® SAI International Small Cap Index Fund and Fidelity® SAI Japan Stock Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® SAI International Small Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2021.

The following information supplements information for Fidelity® SAI International Small Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since May 2021.

The following information replaces similar information for Fidelity® SAI Japan Stock Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2021.

The following information supplements information for Fidelity® SAI Japan Stock Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since May 2021.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since May 2021. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since May 2021. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

JSI-22-01 1.9905536.100	April 20, 2022

Supplement to the
Fidelity® Series International Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2018.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since August 2018. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

IIF-22-01 1.9905532.100	April 20, 2022

Supplement to the
Fidelity® Series Total Market Index Fund
April 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since April 2019.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since April 2019. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

STX-22-01 1.9905534.100	April 20, 2022